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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
         New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Grizzetti
Title: Chief Financial Officer
Phone: (212) 771-1206

Signature, Place, and Date of Signing:


       /s/ John Grizzetti
----------------------------------   New York, New York   August 24, 2005
/s/ by John Grizzetti with Express     [City, State]          [Date]
      Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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* Reports Holdings for which confidential treatment is required.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:  $10,120
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
---------------------   --------   ---------   --------   -----------------------   ----------   ---------   --------------------
                        TITLE OF                 VALUE    SHRS OR            PUT/   INVESTMENT     [OTHER      VOTING AUTHORITY
   NAME OF ISSUER         CLASS      CUSIP     (X$1000)   PRN AMT   SH/PRN   CALL   DISCRETION   MANAGERS]   SOLE   SHARED   NONE
---------------------   --------   ---------   --------   -------   ------   ----   ----------   ---------   ----   ------   ----
GOLAR LNG LTD BERMUDA    COMMON
                         STOCK     G9456A100    10,120    844,770                     SOLE                    X